Presentation and preparation of the consolidated financial statements and material accounting policies	12 Months Ended
Dec. 31, 2025
Corporate information and statement of IFRS compliance [abstract]
Disclosure of basis of preparation of financial statements [text block]
2. Presentation and preparation of the Consolidated Financial Statements and material accounting policies
2.1. Basis of preparation
These Consolidated Financial Statements have been prepared in accordance with IFRS Accounting Standards (“IFRS”) and interpretations issued by the IFRS Interpretations Committee (“IFRIC”) applicable to companies reporting under IFRS, and comply with IFRS as issued by the International Accounting Standards Board (“IASB”). The Consolidated Financial Statements are presented in thousands of U.S. Dollars, except for share data or as otherwise indicated, which is the functional currency of DLocal Limited.
The Consolidated Financial Statements have been prepared on a historical cost basis, except for certain financial assets measured at fair value as explained in Note 2.5. Financial instruments - initial recognition and subsequent measurement, and for Financial Statements of the Group’s operations in Argentina, which were adjusted to reflect the hyperinflationary nature of Argentina’s economic as detailed in Note 2.3. Foreign currencies.
The preparation of these Consolidated Financial Statements requires the use of certain critical accounting estimates. It also requires management to exercise its judgment in the process of applying dLocal’s accounting policies. Areas involving a higher degree of judgment or complexity, or where assumptions and estimates are significant to the Consolidated Financial Statements, are disclosed in Note 3. Accounting estimates and judgments.
2.2. Basis of consolidation
The consolidated financial statements comprise the consolidated financial position of the Group as of December 31, 2025 and 2024 and the consolidated statements of income and comprehensive income, consolidated statements of cash flows and consolidated statements of changes in equity for each of the years ended December 31, 2025, 2024 and 2023.
Subsidiaries
The Group consolidates all entities in which it holds a controlling financial interest. Control is achieved when the Group is exposed to, or has rights to, variable returns from its involvement with the entity and has the ability to affect those returns through its power to direct the activities of the entity. Inter-company transactions, balances, income and expenses on transactions between Group companies are eliminated.
Entities over which dLocal holds a controlling financial interest are referred to as subsidiaries. Subsidiaries are fully consolidated from the date dLocal obtains its controlling financial interest and are deconsolidated when dLocal loses control over the subsidiary. Subsidiaries included in the consolidated Group accounts are described in Note 4. Consolidation of subsidiaries.
Changes in the ownership interest of a subsidiary where the Group maintains control are accounted for within shareholders’ equity.
2.3. Foreign currencies
i)Functional and presentation currency
Items included in the Financial Statements of each of the Group’s entities are measured using the currency of the primary economic environment in which the entity operates (‘the functional currency’). The Consolidated Financial Statements are presented in U.S. Dollar, which is dLocal’s functional and presentation currency.
ii)Transactions and balances
Foreign currency transactions are translated into dLocal’s functional currency using the exchange rates at the dates of the transactions. Foreign exchange gains and losses resulting from the settlement of such transactions, and from the translation of monetary assets and liabilities denominated in foreign currencies at year end exchange rates, are generally recognized in profit or loss.
The Group has adopted a policy to present gains and losses stemming from foreign exchange transactions within various financial statement line items based on the nature of the item that generated the exchange difference. For example, gains or losses stemming from trade payables and pay-in and pay-out transactions are recognized within Cost of Services, whereas exchange differences arising from loans, including intra-group loans, are presented within Finance costs. This policy is applied consistently each reporting period.
Non-monetary items that are measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value was determined. Translation differences on assets and liabilities carried at fair value are reported as part of the fair value gain or loss. For example, translation differences on non-monetary assets and liabilities such as equities held at fair value through profit or loss are recognized in profit or loss as part of the fair value gain or loss, and translation differences on non-monetary assets such as equities classified as at fair value through other comprehensive income are recognized in other comprehensive income.
Foreign exchange gains and losses resulting from the measurement at period end exchange rates of monetary assets denominated in foreign currencies and measured at fair value through other comprehensive income are recognized in the Consolidated Statement of Comprehensive Income.
iii)Hyperinflationary economies
The Group operates in Argentina and Ghana, which have been classified as hyperinflationary economies in accordance with IAS 29, Financial Reporting in Hyperinflationary Economies. This determination is based on cumulative inflation exceeding 100% over the last three years and other qualitative factors.
As required by IAS 29, the financial statements of the Group’s operations in hyperinflationary economies have been adjusted to reflect the effects of inflation. Non-monetary items in the Statement of Financial Position were restated using a general price index from their date of initial recognition to December 31, 2025. In Argentina, the price index for 2025 was 1.3 (2.17 and 3.1 for 2024 and 2023, respectively), as published by the Argentine Federation of Professional Councils of Economic Sciences (FACPCE) and the National Institute of Statistics.
Inflation adjustments were also applied to items in the Statement of Comprehensive Income, which were restated to reflect the current unit of measurement as of the reporting date. After these adjustments, the results of operations were translated into U.S. Dollars at the closing exchange rate for the reporting period.
This approach ensures compliance with IAS 29 and provides a more accurate reflection of the Group’s financial position and performance in Argentina under hyperinflationary conditions.
iv)Group companies
The results and financial position of foreign operations of non-hyperinflationary economies with a functional currency that differs from the presentation currency are translated into the presentation currency as follows:
•Assets and liabilities for each item presented on the statement of financial position are translated at the closing rate as of the end of the reporting period;
•Income and expenses are translated at average exchange rates; and
•All resulting exchange differences are recognized in other comprehensive income.
The results and financial position of foreign operations whose functional currency is the currency of a hyperinflationary economy are translated into the presentation currency as follows:
•All amounts (i.e., assets, liabilities, equity items, income and expenses) are translated at the closing rate at the date of the most recent statement of financial position.
On consolidation, exchange differences arising from the translation of foreign entities are recognized in other comprehensive income. When a foreign operation is sold or any borrowings forming part of the net investment are repaid, the associated exchange differences are reclassified to profit or loss as part of the gain or loss on sale.
2.4. Cash and cash equivalents
Cash and cash equivalents include cash on hand, deposits held at call with banks and other short-term, highly liquid financial instruments with original maturities of three months or less. dLocal classifies a financial instrument as a cash equivalent when the following conditions are met:
•The financial instrument can be immediately converted into a known amount of cash;
•The fair value of the financial instrument approximates its carrying value; and
•The financial instrument is subject to an insignificant risk of a valuation change.
Cash equivalents are measured at amortized cost and/or fair value through profit or loss depending on its nature (refer to note 31), and are presented within current assets due to their short-term maturity.
2.5. Financial instruments - initial recognition and subsequent measurement
i)Financial assets
Initial recognition and measurement
Financial assets are initially recognized at fair value and subsequently held at amortized cost, fair value through other comprehensive income (“OCI”), or fair value through profit or loss (“FVPL”).
Upon initial recognition, financial assets are classified depending on the asset’s contractual cash flow characteristics and the Group’s business model for managing such cash flows. The Group initially measures a financial asset at its fair value, or if a financial asset will not be held at fair value through profit or loss, fair value plus directly attributable transaction costs. Except for trade receivables that do not contain a significant financing component, or financial assets where the Group has applied IFRS 15’s practical expedient, financial assets are generally recognized at fair value plus directly attributable transaction costs and are held at amortized cost. Trade receivables that do not contain a significant financing component or for which the Group has applied IFRS 15’s practical expedient are measured at the transaction price stemming from the customer contract as required by IFRS 15, Revenue from Contracts with Customers.
To be classified and measured at amortized cost or fair value through OCI, a financial asset must give rise to cash flows that are solely payments of principal and interest (“SPPI”) on the outstanding principal balance. This assessment is referred to as the SPPI test and is performed on an instrument-by-instrument basis. Financial assets with cash flows that are not SPPI are classified and measured at fair value through profit or loss, irrespective of the Group’s business model for managing such cash flows.
The Group’s business model determines whether financial assets are managed to collect the asset’s contractual cash flows, to be sold, or both. In cases where the Group intends to collect a financial asset’s contractual cash flows, the asset will be recognized and measured, initially and subsequently, at amortized cost. If a financial asset’s cash flows are held with the objective of collecting the contractual cash flows and/or selling the asset, then the financial asset is initially and subsequently recognized at fair value through OCI.
Financial assets as of December 31, 2025 and 2024 include cash and cash equivalents, other assets, trade and other receivables, derivative financial instruments and investments in quoted and unquoted debt securities.
Subsequent measurement
Financial assets are subsequently measured based on their classification, which include (i) amortized cost; (ii) fair value through OCI; and (iii) fair value through profit or loss. Cumulative gains and losses may be recycled for debt investments held at fair value through OCI, but not equity investments.
Financial assets at amortized cost
Financial assets held at amortized cost are subject to impairment testing and subsequently measured using the effective interest method.
The Group’s financial assets at amortized cost for 2025 and 2024 include cash and cash equivalents, investments in certain debt securities (including U.S. bonds), other assets, and trade and other receivables which correspond to uncollateralized gross amounts due from acquirers, processors, merchants and collection entities for services performed.
Financial assets at fair value through profit or loss
Financial assets held at fair value through profit or loss are initially and subsequently measured at fair value, with gains or losses recognized in profit or loss. This category of financial assets includes debt investments, such as treasury bonds held for trading, debt securities that do not qualify for measurement at amortized cost or fair value through other comprehensive income, and debt investments for which the Company has not elected to recognize remeasurement gains and losses through OCI.
The Group’s financial assets at fair value through profit or loss as of December 31, 2025 and 2024 include derivative financial instruments, investment in quoted debt securities and treasury bonds.
Financial assets at fair value through OCI
The Group did not hold any financial assets within this category as of December 31, 2025 or 2024.
Financial assets designated at fair value through OCI (debt instruments)
The Group did not hold any financial assets within this category as of December 31, 2025 or 2024.
Derecognition
A financial asset or, where applicable, a part of a financial asset or part of a group of similar financial assets, is derecognized when:
•The rights to receive the asset’s cash flows expire; or
•The Group transfers its rights to receive cash flows from the asset or assumes an obligation to pay all cash flows received to a third-party under a “pass-through” arrangement; and
•The Group (a) transfers virtually all risks and benefits of the asset, or (b) neither transfers nor retains virtually all the risks and benefits of the asset, but transfers control over the asset.
When the Group transfers its rights to receive a financial asset’s cash flows but does not transfer or retain substantially all the risks and benefits, the financial asset is recognized to the extent of the Group’s continuing involvement. In such cases, the Group also recognizes an associated liability. In such cases, the transferred financial asset and associated liability is measured in a manner that reflects the Group’s retained rights and obligations. No financial assets and liabilities meeting these conditions were recognized as of December 31, 2025 or 2024.
Guarantees over transferred assets represent a form of continuing involvement. Such assets are measured at an amount equal to the lower of the original carrying amount of the financial asset and the maximum amount the Group could be required to pay under the terms of the guarantee.
ii)Impairment of financial assets
The Group recognizes an allowance for expected credit losses (“ECLs”) for all debt instruments not held at fair value through profit or loss.
ECLs are measured based on the difference between the cash flows the Group is contractually entitled to less cash flows that the Group expects to receive, discounted at the instrument’s original effective interest rate. The expected cash flows include cash flows resulting from the sale of collateral held or other credit enhancements integral to the instrument’s contractual terms.
The Group applies a simplified approach for trade and other receivables when calculating ECLs. Specifically, the Group recognizes a loss allowance equal to the lifetime ECLs based on the segmentation of trade receivables. The Group uses its historical loss experience, adjusted to reflect current, reasonable and bearable forecasts of future economic conditions, when measuring ECLs.
iii)Financial liabilities
Initial recognition and measurement
Financial liabilities are initially classified at fair value through profit or loss, amortized cost or as derivatives designated as hedging instruments in an effective hedging relationship.
Financial liabilities held at amortized cost are initially recognized net of transaction costs that are directly attributable to the issuance of the liability.
The Group’s financial liabilities as of December 31, 2025 and 2024 include trade and other payables, lease liabilities, derivative financial instruments, contingent consideration liability, borrowings and bank overdraft.
Subsequent measurement
The subsequent measurement of financial liabilities depends on their classification, as described below:
Financial liabilities at fair value through profit or loss
Financial liabilities held at fair value through profit or loss include financial liabilities that are held-for-trading or designated to be held at fair value through profit or loss when initially recognized. Financial liabilities are classified as held-for-trading if incurred solely in connection with a near term repurchase of a financial asset that has been sold, including derivative financial instruments that are not designated as hedging instruments in hedge relationships.
Gains and losses on held-for-trading liabilities are recognized in the statement of comprehensive income.
The Group’s financial liabilities at fair value through profit or loss as of December 31, 2025 and 2024 include derivative financial instruments.
Financial liabilities at amortized cost
Financial liabilities held at amortized cost include interest-bearing borrowings, trade and other payables incurred in exchange for purchased goods or services, and lease liabilities. Financial liabilities related to interest-bearing borrowings are recognized at an amount equal to the net issuance proceeds received less directly attributable issuance costs. Trade and other payables are generally unsecured and due within 30 days. As a result, their book value approximates fair value and such amounts are presented within current liabilities unless due 12 months after the applicable reporting date.
Any original issuance discount or premium is amortized through Finance Costs using the Effective Interest Rate (“EIR”) method. If, at settlement, the carrying amount of a financial liability exceeds its carrying amount, a settlement gain or loss equal to this difference is recognized through profit or loss.
Derecognition
A financial liability is derecognized when the obligation is discharged, cancelled or expires. When an existing financial liability is replaced by another financial liability from the same lender on substantially different terms, or if the terms of an existing liability are substantially modified, such an exchange or modification is treated as the derecognition of the original liability and the recognition of a new liability. The difference in the respective carrying amounts is recognized in the statement of comprehensive income.
iv)Derivative financial instruments
Derivative financial instruments are initially recognized at fair value on the date on which a derivative contract is entered and are subsequently remeasured at fair value. Derivatives are carried as financial assets when the fair value is positive and as financial liabilities when the fair value is negative.
The Group operates in several foreign currencies and is exposed to foreign currency risk. From time to time, the Group uses derivative financial instruments, such as delivery and non-deliverable forward currency contracts to hedge or reduce exposure to foreign currency risks. The Group has elected to separate the spot element from the forward element of certain derivative financial instruments and designated as the hedging instrument only the change in the fair value of the spot element. The change in the fair value of the spot element of such derivatives is presented in the Costs of services line item. The change in the fair value of the forward element of such derivatives is presented in the Finance costs line item. For information about derivative financial instruments see Note 24. Derivative financial instruments.
v)Fair value of financial instruments
The Group measures financial assets held at fair value through profit or loss at fair value as of each reporting date.
Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fair value measurement is based on the presumption that the transaction to sell the asset or transfer the liability takes place either:
•In the principal market for the asset or liability; or
•In the absence of a principal market, in the most advantageous market for the asset or liability.
The principal or the most advantageous market must be accessible by the Group.
The fair value of an asset or a liability is measured using the assumptions that market participants would use when pricing the asset or liability, assuming that market participants act in their economic best interest. The Group uses valuation techniques that are appropriate in the circumstances and for which sufficient data are available to measure fair value, maximizing the use of relevant observable inputs and minimizing the use of unobservable inputs.
All assets and liabilities for which fair value is measured or disclosed in the financial statements are categorized within the fair value hierarchy, described as follows, based on the lowest level input that is significant to the fair value measurement as a whole:
•Level 1 - quoted (unadjusted) prices in active markets for identical assets or liabilities;
•Level 2 - inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.
•Level 3 - techniques using inputs that have a significant effect on the recorded fair value that are not based on observable market data.
The Group uses observable market data to the extent possible. For assets and liabilities that are recognized at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the fair value hierarchy by re-assessing categorization (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period.
vi)Financial instruments-offsetting
Financial assets and liabilities are presented net in the consolidated statement of financial position if, and only if, there is an existing and enforceable legal right to offset the amounts recognized and an intention to offset or to realize the asset and settle the liability simultaneously.
The Group presents trade payables to merchants net of trade receivables from fees and trade receivables from processing entities net of fees considering that there is an enforceable legal right to offset and the Group expects to cancel such obligations on a net basis. For further detail refer to Note 27. Offsetting financial assets and financial liabilities.
2.6. Current and deferred income tax
Current and deferred income tax are recognized in profit or loss except to the extent that it relates to items recognized directly in equity or in other comprehensive income.
Current income tax
Tax assets and liabilities for the current year are calculated based on the expected recoverable amount or the amount payable to the tax authorities on the taxable income or loss for the period, using tax rates enacted or substantively enacted at the reporting date in the countries where dLocal operates and generates taxable income.
Current income tax related to items recognized directly in equity are recognized in equity. dLocal periodically evaluates the tax positions involving interpretation of tax regulations and establishes provisions when appropriate.
The Group offsets current tax assets and current tax liabilities against the same tax authority when it has a legally enforceable right to set off current tax assets against current tax liabilities.
Deferred income tax
Deferred income tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.
Deferred income tax assets and liabilities are recognized for all temporary taxable differences, except in the following situations:
•Temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination and that affects neither accounting nor taxable profit or loss; and
•Temporary differences relating to investments in subsidiaries and jointly controlled entities to the extent that it is probable that they will not reverse in the foreseeable future.
Deferred income tax is measured at the tax rates that are expected to be applied to temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date and tax loss carryforwards, to the extent that it is probable that taxable profit will be available against which they can be offset.
The carrying amount of deferred income tax assets is reviewed at each reporting date to assess whether it is probable that sufficient taxable profit will be available to allow all or part of the deferred tax assets to be utilized. Unrecognized deferred tax assets are reassessed, at each reporting date, and are recognized to the extent that it has become probable that future taxable profits will be available to allow their utilization.
2.7. Property, plant and equipment
Property, plant and equipment (“PP&E) are stated at historical cost, net of accumulated depreciation and impairment losses, if any, unless pertaining to the Group‘s Argentine operations which have been adjusted pursuant to IAS 29 as detailed in Note 2.3. Foreign currencies. Historical cost includes material expenditures that can be measured reliably and are directly attributable to the acquisition of the property, plant or equipment. Repairs, maintenance and all other expenditures are charged to profit or loss during the period in which they are incurred.
Subsequent costs are included in the asset’s carrying amount or recognized as a separate asset, as appropriate, when it is probable that future economic benefits associated with these costs will be realized by dLocal and such benefits can be reliably measured. All other repair and maintenance expense are charged to the statement of comprehensive income during the year in which they are incurred.
Residual values and useful lives are reviewed at the end of each reporting period and adjusted on a prospective basis, if appropriate. Depreciation is calculated on a straight-line basis over the estimated useful lives of the asset as follows:

Computer Equipment	3 years
Building Improvements	10 years
An item of property, plant and equipment is derecognized upon disposition or when future economic benefits are expected from its use or disposal.
Any gain or loss on disposal (calculated as the difference between the net disposal proceeds with the carrying amount of the asset) is recognized within “Other results” in the statement of comprehensive income when an asset is derecognized.
An asset’s carrying amount is immediately written down to its recoverable amount when the asset’s carrying amount is greater than its estimated recoverable amount. For further information see Note 2.9. Impairment of non-financial assets.
2.8. Intangible assets
Acquired intangible assets are initially recognized at cost and subsequently amortized on a straight-line basis over their useful economic lives, generally up to three years.
The Group’s business relies heavily on digital products and services used to facilitate commercial relationships between international merchants and their emerging market customers. dLocal is constantly developing future product releases, enhancements and upgrades to existing software, as well as maintenance-oriented updates. Internal costs incurred to develop software for which a future economic benefit is likely to arise are capitalized and amortized over their useful life.
Software maintenance costs are recognized as an expense as incurred. Development costs that are directly attributable to the design and testing of the Group’s identifiable and unique software products are recognized as an intangible asset. Costs that are directly attributable to internally developed software are capitalized and recognized as part of the intangible asset, which principally includes salaries and wages of Group software engineers and third-party professional service costs. The Group limits its capitalization of costs to the software or product’s development phase if it can demonstrate the following:
•The technological feasibility of completing the intangible asset so that it will be available for use or sale;
•The intention to complete the intangible asset and use or sell it;
•The ability to use or sell the intangible asset;
•How the intangible asset will generate probable future economic benefits;
•The availability of adequate technical, financial and other resources to complete the development and to use or sell the intangible asset;
•The ability to measure reliably the expenditure attributable to the intangible asset during its development.
Development costs that do not meet these capitalization criteria are expensed as incurred.
Capitalized developed software intangible assets are amortized on a straight-line basis over the asset’s remaining useful life. Amortization cost is presented within “Cost of services” or “General and administrative” cost in the Statement of Comprehensive Income, depending on the nature of the capitalized cost. The remaining useful life of each asset is evaluated at the end of each reporting period or when facts and circumstances warrant an interim re-assessment. The Group believes the remaining useful lives are reasonable in light of the future usage of the assets.
2.9. Impairment of non-financial assets
A non-financial asset’s ability to generate future economic benefits is considered when assessing whether the asset is impaired. Specifically, the Group considers the future economic benefits from making its service attractive for new or existing merchants in addition to benefits arising from the reduction of costs through the elimination of unnecessary activities.
An assessment is made at each reporting date to determine whether there is an indication that an asset may be impaired, or to determine whether previously recognized impairment losses are recoverable. If any indication of an impairment exists, the Group estimates the asset’s recoverable amount. The recoverable amount is determined for an individual asset unless the asset does not generate cash inflows that are largely independent of cash flows generated from other assets or groups of assets.
In determining fair value less costs of disposal, recent market transactions are considered. If no such transactions can be identified, an appropriate valuation model is used. These calculations are corroborated by valuation multiples or other available fair value indicators.
In assessing value in use, the estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset.
2.10. Provisions
Provisions are recognized when the Group has a present legal or constructive obligation resulting from past events, it is probable that an outflow of resources will be required to settle the obligation, and the amount can be reliably estimated. Provisions are not recognized for future operating losses.
Where there are a number of similar obligations, the likelihood that an outflow will be required in settlement is determined by considering the class of obligations as a whole. A provision is recognized even if the likelihood of an outflow with respect to any one item included in the same class of obligations may be small.
Provisions for contingencies related to lawsuits or other legal claims are recognized when it is probable an outflow of funds will be necessary to settle the contingency/obligation, and the outflow is reasonably estimable.
The likelihood of loss includes an evaluation of available evidence, the hierarchy of laws, available case law, recent court decisions and their importance in the legal system, as well as the opinion of outside legal counsel. Provisions are reviewed and adjusted to reflect changes in circumstances as necessary.
Provisions are measured at the present value of management’s best estimate of the outflow necessary to settle the present obligation at the end of each reporting period. The present value of the obligation is derived using a pre-tax rate discount rate that reflects current market information and risks specific to the applicable obligation. Increases in provisions resulting from the passage of time are recognized through “Finance cost”. Provisions are disclosed in the statement of financial position based on their nature.
2.11. Share-based payments and warrants contracts
2.11.1. Share-based payments
Certain key employees have been awarded share-based compensation (“Participants”) pursuant to the "DLocal Limited amended and restated 2020 Global Share Incentive Plan", which consists of the “Share Option Award Agreements”, “Restricted Stock Unit Agreements” and “Performance Share Unit Agreements” (together referred to as the “Agreements”. For all plans, management commits to grant shares of dLocal to the defined participants.
Under these Agreements, certain employees and members of dLocal’s executive management team were granted share options, restricted stock units (“RSU”) or ordinary shares that are subject to service-based vesting conditions. PSUs vest in a manner similar to the service conditions of the RSUs, however, vesting is also contingent upon achievement of performance targets (non-market performance conditions) as determined by the Board. The holders of the Options, RSUs or PSUs shall have no right to vote or right to receive dividends or any other rights as a shareholder of the Company in respect of any Shares purchasable upon the exercise of any part of an Option, RSU or PSU nor shall they be deemed to be a class of shareholders or creditors of the Company, until the Participant exercises the Option.
The Group is under no obligation to cash-settle any of the equity awards issued. The awards have been classified within shareholders’ equity.
The cost of share-based compensation is measured using the fair value at the grant date. The cost is expensed together with a corresponding increase in equity over the service period or on the grant date when the grant relates to past services.
The total amount to be expensed is determined by reference to the fair value of the tranche shares granted at the grant date, which is also based on:
•Including any market performance conditions;
•Including the impact of any non-market performance vesting conditions (i.e. remaining an employee of the entity over a specified time), and;
•Including the impact of any non-vesting conditions (i.e. the requirement for participants to save or hold shares for a specific period of time).
The total expense is recognized over the vesting period, which is the period over which all of the specified vesting conditions are to be satisfied. At the end of each period, the entity revises its estimates of the number of shares that are expected to vest based on the non-market vesting conditions. The Company recognizes the impact of the revision to original estimates, if any, in profit or loss, with a corresponding adjustment to equity.
When the shares are vested, the Group transfers the corresponding number of shares to the participant. The shares received by the participants, net of any directly attributable transaction costs (including withholding taxes) are credited directly to equity.
The significant judgments, estimates and assumptions regarding share-based payments and activity relating to share-based payments are discussed further in Note 3.2.
2.11.2. Warrants contracts
In 2019, the Group issued a warrant (the “Warrant”) that provided a merchant (the “Merchant”) with the right to acquire up to 17,345,000 ordinary shares while simultaneously executing an agreement to provide services to the Group. The Warrant is exercisable through January 24, 2026 at a purchase price per share equal to (1) U.S. Dollars 0.57 or (2) upon any reorganization (including any change of control) of the Group, the lesser of (i) U.S. Dollars 0.57 and (ii) sixty percent (60%) of the price per share paid in or implied by such transaction.
At the Group’s option, the Warrant may be settled in cash or net settled with Ordinary Class A Shares. If the Group elects to share settle the contract, it must deliver Ordinary Class A shares determined by dividing (i) the product of the number of Ordinary Class A shares underlying the Warrant multiplied by the intrinsic value of the Warrant at the time of exercise, by (ii) the fair value per Ordinary Class A share at the time of exercise.
If exercised, the Merchant’s beneficial ownership will be limited to 4.999% of the Group’s outstanding ordinary shares unless the Merchant waives this limit upon providing 61 days’ notice.
The Group determined the Warrant is (i) a payment to a customer related to a revenue contract that is within the scope of IFRS 15, and (ii) an equity-settled share-based payment that falls within the scope of IFRS 2. Accordingly, the fair value of the Warrant was accounted for as a reduction in revenue upon commencement of the service agreement.
On November 15, 2023, the warrant holder exercised its net issuance right, resulting in the net issuance of 6,334,134 shares at a Fair Market Value of $18.098 per share. The Fair Market Value was calculated based on the average price over the five business days preceding the exercise date.
On May 15, 2025, the warrant holder exercised its net issuance right resulting in a net issuance amount of 7,968,281 shares at a Fair Market Value of US$9.5680 per share, calculated using the average price of five business days before the exercise date. Subsequently, on October 1, 2025, the remaining outstanding warrants were fully exercised. This final exercise covered 197,000 Class A common shares using the net issuance (cashless exercise) method, based on a five-day average closing price of US$14.508 per share. As a result, 7,776 shares were surrendered to pay the aggregate exercise price of US$112,802.20, and 189,224 net shares were issued to the warrant holder.
As of December 31, 2025, there are no outstanding warrants to be exercised.
2.12. Leases and right of use assets
IFRS 16, Leases, applies to all leases with the exception of licenses of intellectual property rights held by licensing agreements within the scope of IAS 38, Intangible Assets and service concession arrangements.
When the Group is the lessee, it is required to recognize both:
•A lease liability, measured at the present value of remaining cash flows on the lease; and
•A right-of-use (“ROU”) asset, measured at the amount of the initial measurement of the lease liability, plus any lease payments made prior to commencement date, initial direct costs, and estimated costs of restoring the underlying asset to the condition required by the lease, less any lease incentives received.
The lease agreement can be extended for 1-month terms following the expiration of the base lease term unless the Company elects to terminate the agreement.
The net present value of lease liabilities generally includes the following:
•fixed payments (including in-substance fixed payments), less any lease incentives receivable;
•variable lease payment based on an index or a rate, initially measured using the index or rate as of the commencement date;
•amounts expected to be payable by the Group under residual value guarantees;
•amounts required to be paid upon exercise price of a purchase option if the Group is reasonably certain to exercise that option; and
•penalties resulting from the termination of a lease if the lease term assumes the Group will exercise its termination option.
If renewals are reasonably certain of being exercised, payments required under such renewal terms are included in the measurement of the lease liability.
The lease liability will subsequently increase for the accrual of interest, resulting in a constant rate of return throughout the life of the lease, and reduce when payments are made. The ROU asset will amortize to the income statement over the life of the lease.
The lease liability is remeasured when there is a change in one of the following:
•Future lease payments arising from a change in an index or rate;
•The Group’s estimate of the amount expected to be payable under a residual value guarantee; or
•The Group’s assessment of whether it will exercise a purchase, extension or termination option.
When the lease liability is remeasured, a corresponding adjustment is made to the carrying amount of the ROU asset or is recorded in the Statement of Comprehensive Income if the carrying amount of the ROU asset has been reduced to nil. On the balance sheet, the ROU assets are included within property, plant and equipment and the lease liabilities are in separate lines.
Short-term Leases
The Group applies the recognition exemption in IFRS 16 for leases with a term not exceeding 12 months. For these leases, the lease payments are recognized as an expense on a straight line basis over the lease term unless another systematic basis is more appropriate.
The Group has executed lease contracts of one year or less in the following countries: Malta, Israel, Brazil, China, Chile, Colombia, India, Singapore, and Argentina. In those locations, the Group utilizes co-working facilities that are subject to short-term contractual arrangements. Several suitable alternatives exist in each location. This provides maximum flexibility to increase, reduce or terminate these arrangements based on changes in the Group’s operating plans while minimizing relocation and buildout costs. These locations do not require company-specific infrastructure, and the cost of returning the leased asset is insignificant. Upon expiration of each contract, the Group reassesses whether to extend or terminate the agreement based on the level of local activity, market trends and strategic plans for each location.
Lease payments are discounted using the interest rate implicit in the lease. If that rate cannot be readily determined, which is generally the case for the Group leases, the incremental borrowing rate is used. The incremental borrowing rate represents the cost to borrow the funds necessary to acquire an asset of similar value in a similar economic environment with similar terms, security and conditions.
To determine the incremental borrowing rate, the Group:
•uses recent third-party financing received by the individual lessee where possible, adjusted to reflect changes in financing conditions since the applicable third-party financing was received; or
•derives the incremental borrowing rate using the risk-free interest rate, adjusted for credit risk for leases held by the Group, which does not have recent third-party financing, and makes adjustments specific to the lease.
The Group does not have any restrictions or covenants imposed by the lessor on its property leases which restrict its businesses.
2.13. Equity
Common shares are presented within shareholders’ equity. Incremental costs directly attributable to the issuance of new ordinary shares or options to acquire common shares are recognized as a reduction of shareholders’ equity, net of tax, from issuance proceeds.
The calculation of basic and diluted earnings per share is based on the profit attributable to equity holders of the Group parent and the basic and weighted average number of shares excluding treasury shares held. When calculating the diluted earnings per share, the weighted average number of shares in issue is adjusted for the effects of all expected dilutive potential ordinary shares held in respect of the Group.
The Group presents common shares it has repurchased as its own shares, which are initially recognized as the cost to repurchase such shares and presented as a reduction from shareholders’ equity.
2.14. Treasury shares
Treasury shares are recorded at cost, which includes the purchase price and any directly attributable costs of acquisition. The cost of treasury shares is presented as a deduction from equity, specifically within the “Treasury Shares” reserve. No gain or loss is recognized in the income statement on the purchase, sale, issue, or cancellation of the Company’s own equity instrument.
On August 13, 2025, all treasury shares were canceled, refer to Note 13.c.
2.15. Revenue
dLocal provides payment processing services to merchants as follows:
•dLocal specializes in local payments so that merchants can reach consumers located in emerging markets. On a recurring basis, merchants and their customers are exchanging goods and services while dLocal provides the payment solution to that relationship. dLocal does not have any obligation to provide such goods or services between the merchant and its customer but is responsible for processing payments through its platform;
•dLocal only processes the payment through its platform when a complete authorization request was made by the merchant. The authorization request is made by transmitting the authorization data of the transaction to dLocal;
•dLocal contracts with service providers for the authorization, processing and settlement services performed by payment schemes networks and card issuers;
•dLocal is not responsible for the credit risk or the chargebacks risk of the cardholder (i.e., the merchant customer). The merchant is responsible for the credit checks.
dLocal earns revenues from fees charged to merchants in connection with payment processing services for cross-border and local payment transactions in emerging markets. These fees are primarily generated on a per approved transaction basis as either a fixed fee per transaction or fixed percentage per transaction.
dLocal also earns foreign exchange fees on cross-border transactions defined as transactions in which the merchant and its customer are in different countries and dLocal converts currencies and transfers funds between countries, as required by the merchant. Foreign exchange fees are usually determined based on a percentage or a fixed fee.
dLocal’s service offering comprises a single performance obligation to complete payments via its platform for merchants and their customers. dLocal does not engage with or provide services to its merchants end-users.
Revenues from contracts with customers are recognized as control of services is transferred to the customer at an amount that reflects the consideration to which the Group expects to be entitled in exchange for those services in the ordinary course of the Group’s activities.
The Group applies the following five steps:
1.Identification of the contract with a client (i.e., merchant).
2.Identification of the performance obligations in the contract.
3.Determination of the transaction price.
4.Allocation of the transaction price to the performance obligations in the contract.
5.Recognition of revenue when or as the entity satisfies a performance obligation.
dLocal performs two types of transactions:
•Pay-ins: are transactions where dLocal collects money in local currency in emerging markets countries and makes it available for merchants in their requested currency and country, after a settlement period. Revenue for this type of transaction is recognized when the authorized transaction is processed. This type of revenue is recognized at a point in time.
•Pay-outs: are transactions where dLocal collects money from merchants in the countries and currencies of preference and then disburses money in local currency in emerging markets countries according to the merchants’ instructions. Revenue for this type of transaction is recognized upon completing the pay-out of an authorized transaction in local currency. This type of revenue is recognized at a point in time.
dLocal’s contracts with merchants are usually open-ended and can be terminated by either party without a termination penalty after the notice period has lapsed. dLocal’s contracts are, therefore, defined at the transaction level and do not extend beyond the service already provided.
Revenue from contracts with merchants comprises:
Transaction revenues
The Group recognizes fees charged to merchants as transaction revenue and fees incurred in processing payments as cost of services. Fees earned from merchants are presented as gross revenue due to the following considerations which indicate that the Group controls the payment processing services and acts as the principal:
•The Group bears primary responsibility to merchants for the fulfillment of the payment service;
•The Group contracts directly with merchants and there is no contractual relationship between merchants and payment processors (i.e., the service providers);
•The Group has independently negotiated arrangements with payment processors;
•The established fees are independent of the costs incurred from payment processors and the Group, therefore, has full margin risk for each transaction;
•In cross-border transactions, the Group or the merchants may bear foreign exchange risk depending on each agreement. The foreign exchange fees charged to merchants are based on a fixed fee per transaction or fixed percentage of the transaction value. When the Group bears the foreign exchange risk, it runs from the time the transaction in local currency is authorized until the Group converts the money to foreign currency (USD or EUR for pay-ins) and from the time the Group receives the money from the merchant until the Group converts the money to local currency (for pay-outs);
•The Group bears credit risk from the agents and third-party processors, acquirers and collection entities for the payment settlement. These processors collect funds from the end consumers’ financial institutions and are required to pay the proceeds from these transactions. dLocal is not insured against credit losses. If a processor or acquirer becomes insolvent, files for bankruptcy, commits fraud or otherwise fails to pay amounts owed to dLocal when due, dLocal must nonetheless process the payment transaction for the benefit of merchants and end consumers. Merchants are liable for any charges properly reversed by the card issuer on behalf of the cardholder.
Transaction revenues are recognized as revenue at a point in time when an authorized payment transaction is processed.
Transaction revenues are those that are directly related to the volume of payments processes in dollars or in quantity of transactions.
Transaction revenues are comprised of:
•Processing fees: based on a percentage or fixed fee per approved transaction;
•Installment and advances fees: corresponds to fees related to advances that may be granted to merchants, including advances associated with installments transactions;
•Foreign Exchange Fees: in cross-border transactions, a spread is applied to the exchange rate used for the currency conversion and can be based on a percentage or fixed fee;
•Other transactional fees: mainly correspond to fees charged for each chargeback and refund dLocal has to manage and dispute and other transactional fees.
Other revenues
Other revenues are comprised mainly of fees related to transactional taxes, minimum monthly fees, transfer fees and initial setup fees. Other revenues are recognized at a point in time when the performance obligation is satisfied.
2.16. New standards and interpretations
The Group has not early adopted any standard, interpretation or amendment that has been issued but is not yet effective. A number of new or amended standards became applicable for the current reporting period. The Group did not change its accounting policies or make retrospective adjustments as a result of new accounting standards made applicable on January 1, 2025.
New accounting pronouncements
Certain new accounting standards and amendments to accounting standards have been published that are not yet effective for December 31, 2025, reporting periods and have not been early adopted by the Group. The group assessment of the impact of these new standards and amendments is evidenced below:
•On 30 May 2024, the IASB issued targeted amendments to IFRS 9 and IFRS 7 to respond to recent questions arising in practice, and to include new requirements not only for financial institutions but also for corporate entities. These amendments:
•clarify the date of recognition and derecognition of some financial assets and liabilities, with a new exception for some financial liabilities settled through an electronic cash transfer system;
•clarify and add further guidance for assessing whether a financial asset meets the solely payments of principal and interest (SPPI) criterion;
•add new disclosures for certain instruments with contractual terms that can change cash flows (such as some financial instruments with features linked to the achievement of environment, social and governance targets); and
•update the disclosures for equity instruments designated at fair value through other comprehensive income (FVOCI).
The Group does not expect these amendments to have a material impact on its operations or financial statements.
•IFRS 18 Presentation and Disclosure in Financial Statements (effective for annual periods beginning on or after 1 January 2027)
IFRS 18 will replace IAS 1 Presentation of financial statements, introducing new requirements that will help to achieve comparability of the financial performance of similar entities and provide more relevant information and transparency to users. Even though IFRS 18 will not impact the recognition or measurement of items in the financial statements, its impacts on presentation and disclosure are expected to be pervasive, particularly those related to the statement of financial performance and providing management-defined performance measures within the financial statements.
The group is in the process of determining the impact on the group of applying IFRS 18, which will be followed by a transition plan to report our first IFRS 18-compliant interim financial statements for the period ending 31 March 2027 and annual financial statements for the period ending 31 December 2027. It is also expected that the cash flow statement will be impacted, because interest and dividends received and finance costs paid are required to each be presented in a single category.
The group currently presents an operating profit subtotal. The group is performing a detailed assessment to determine the appropriate classification of items to ensure that the operating profit subtotal will comply with the requirements of IFRS 18. Furthermore, the new aggregation and disaggregation requirements will lead into changes to present the most useful structured summary.
The group currently reports an adjusted EBITDA measure to our investors. The group expects that this measure will meet the definition of a management-defined performance measure. The group is performing an assessment of other measures that are currently being reported outside the financial information and whether or not these meet the definition of a management-defined performance measure.
The group will apply the new standard from its mandatory effective date of 1 January 2027. Retrospective application is required, and so the comparative information for the financial year ending 31 December 2026 will be restated in accordance with IFRS 18.
At each subsequent reporting period, the group will provide an update on the progress towards transition to IFRS 18.
•IFRS 19 Subsidiaries without Public Accountability: Disclosures (effective for annual periods beginning on or after 1 January 2027)
Issued in May 2024, IFRS 19 allows for certain eligible subsidiaries of parent entities that report under IFRS Accounting Standards to apply reduced disclosure requirements. The Group does not expect this standard to have an impact on its operations or financial statements.
Amendments to IAS 21 – Translation to a Hyperinflationary Presentation Currency
Issued in November 2025, the IASB amended IAS 21 to clarify the translation requirements when an entity presents its financial statements in the currency of a hyperinflationary economy while its functional currency, or the functional currency of a foreign operation, is not hyperinflationary. The amendments provide guidance on how such financial statements should be translated in these circumstances.
The Group does not expect this amendment to have an impact on its operations or financial statements.